Nature of Business and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Nature of Business and Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at November 30, 2020 and May 31, 2020.

	November 30, 2020	May 31, 2020
Office equipment	$116,090	$94,887
Furniture and fixtures	145,103	144,025
Machinery & Equipment	1,776,316	1,741,830
Leasehold improvements	2,769,219	2,662,967
Less: accumulated depreciation	(1,151,948)	(868,200)
Property, plant, and equipment, net	$3,654,780	$3,775,509

Property, plant and equipment consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Office equipment	$94,887	$53,152
Furniture & fixtures	144,025	140,701
Machinery & equipment	1,741,830	969,196
Leasehold improvements	2,662,967	1,293,660
Less: accumulated depreciation	(868,200)	(546,408)
Property and equipment, net	$3,775,509	$1,910,301

Disaggregation of Revenue [Table Text Block]
The following table represents a disaggregation of revenue for the three and six months ended November 30, 2020 and 2019:

	For the Six	For the Six	For the Three	For the Three
	Months Ended	Months Ended	Months Ended	Months Ended
	November 30, 2020	November 30, 2019	November 30, 2020	November 30, 2019
Cannabis Dispensary	6,818,499	4,398,262	3,732,974	2,312,362
Cannabis Production	1,870,259	1,517,184	1,174,915	744,069
	8,688,758	5,915,446	4,907,889	3,056,431

The following table represents a disaggregation of revenue for the years ended May 31, 2020 and 2019:

	2020	2019
Cannabis Dispensary	$9,365,105	$5,492,312
Cannabis Production	2,552,524	2,966,736
	$11,917,629	$8,459,048

Estimated Useful LIfe [Member]
Nature of Business and Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease